Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Emerging Markets Balanced Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Balanced Income Index (the “Emerging Markets Balanced Income Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, to ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging market countries). As a result, under normal circumstances the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs. The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Balanced Income Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years. Duration measures the sensitivity of the bond prices to changes in interest rates. The longer the duration of the bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to interest rates. The Underlying ETFs may invest, without limitation, in non-investment-grade fixed income securities. The Underlying ETFs may change, at any time, the average maturity, duration, and credit quality of the fixed income securities in which they invest. If the Emerging Markets Balanced Income Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality. The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Balanced Income Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Balanced Income Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase. The Emerging Markets Balanced Income Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 40 emerging market companies and two Underlying ETFs that, as a portfolio, INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. The equity components of the Emerging Markets Balanced Income Underlying Index will have also paid dividends consistently over the last three years. The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The Emerging Markets Balanced Income Underlying Index was developed to provide a lower beta and a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index; although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Balanced Income Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Balanced Income Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Emerging Markets Balanced Income Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Balanced Income Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Balanced Income Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Balanced Income Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Balanced Income Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses. The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline. Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment-Grade Securities Fixed income securities that are rated below investment-grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment-grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment-grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment-grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment-grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Balanced Income Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

High Dividend Yield The Emerging Markets Balanced Income Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares Emerging Markets Balanced Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Since the "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Financial Highlights.
[3]	Emerging Global Advisors, LLC pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.